Related Party Transactions	3 Months Ended	4 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Related Party Transactions
Note 7: Related Party Transactions
The Sponsor is the sole shareholder and owns 100% of the equity interests in the Company, subject to the settlement of the aforementioned stock subscription receivable.

Note 7: Related Party Transactions
The Sponsor is the sole shareholder and owns 100% of the equity interests in the Company, subject to the settlement of the aforementioned stock subscription receivable.

Cerberus Telecom Acquisition Corp [Member]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On September 10, 2020, the Sponsor paid $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 11,500,000 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). On October 16, 2020, the Sponsor effected a surrender of 2,875,000 Founder Shares to the Company for no consideration. On October 21, 2020, the Sponsor effected a surrender of an additional 1,437,500 Founder Shares to the Company, for no consideration, resulting in a decrease in the total number of Class B ordinary shares outstanding to 7,187,500 shares. All share and per share amounts have been retroactively restated for the share surrenders. The Sponsor agreed to forfeit up to 937,500 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters. The forfeiture was to be adjusted to the extent that the over-allotment option was not exercised in full by the underwriters so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares, excluding the Private Placement Shares (as defined below), after the Initial Public Offering. On November 10, 2020, the underwriters partially exercised the over-allotment option and purchased an additional 916,900 Units, and on December 7, 2020, as a result of the remaining over-allotment option expiring unexercised, 708,275 Founder Shares were forfeited resulting in 6,479,225 Founder Shares issued and outstanding.
The Sponsor and management team agreed, subject to limited exceptions, not to transfer, assign or sell (i) any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day
period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Private Placement Units
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 800,000 Private Placement Units at a price of $10.00 per Private Placement Unit, generating total gross proceeds of $8.0 million. If the over-allotment option was exercised, the Sponsor would have purchased an additional amount of up to 75,000 Private Placement Units at a price of $10.00 per Private Placement Unit. The Private Placement Units (including the Private Placement Shares, the Private Placement Warrants (as defined below) and Class A ordinary shares issuable upon exercise of such warrants) will not be transferable or salable until 30 days after the completion of the initial Business Combination. On November 10, 2020, simultaneously with the sale of the Over-Allotment Units, the Company consummated a private sale of an additional 18,338 Private Placement Units the Sponsor, generating gross proceeds of $183,380.
Each Private Placement Unit consists of one Class A ordinary share (“Private Placement Shares”), and one-third of
one redeemable warrant (each, a “Private Placement Warrant”). Each whole Private Placement Warrant underlying the Private Placement Units is exercisable for one whole Class A ordinary share at a price of $11.50 per share. Certain proceeds from the Private Placement Units were added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Units and the underlying securities will expire worthless. The Private Placement Units will be non-redeemable and exercisable
on a cashless basis so long as they are held by the Sponsor or its permitted transferees. The Private Placement Warrants will be non-redeemable (except
as described in Note 7 below under “Redemption of warrants for Class A ordinary shares when the price per Class A ordinary share equals or exceeds $10.00”) and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
Related Party Loans
On September 10, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover for expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and
was payable upon the completion of the Initial Public Offering. Prior to the Initial Public Offering, the Company borrowed approximately $128,000 under the Note. On October 26, 2020, the Note was fully repaid.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into units, at the price of $10.00 per unit at the option of the lender. Such units would be identical to the Private Placement Units. To date, the Company had no outstanding borrowings under the Working Capital Loans.
Administrative Services Agreement
Commencing on the effective date of the Company’s Initial Public Offering, the Company agreed to pay its Sponsor or an affiliate of its Sponsor a total of up to $10,000 per month for office space, secretarial and administrative support services. Upon completion of a Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred $20,000 in these fees for the period from the effective date of the Initial Public Offering through December 31, 2020, which is included in general and administrative fees — related party on the accompanying statement of operations. As of December 31, 2020, the full amount is included in due to related party on the accompanying balance sheet.
Consulting and Advisory Services Agreements
Commencing on the effective date of the Company’s Initial Public Offering, the Company agreed to pay Cerberus Operations and Advisory Company, LLC (“COAC”) and Cerberus Technology Solutions, LLC (“CTS”) certain fees and direct and allocable compensation costs, as well as reimbursement for any out-of-pocket
expenses, to the extent that COAC or CTS provide advisory services to the Company prior to the completion of a Business Combination. For the period from the effective date of the Initial Public Offering through December 31, 2020, the Company incurred approximately $138,000 of these services, which is included in general and administrative fees — related party on the accompanying statement of operations. As of December 31, 2020, the full amount is included in due to related party on the accompanying balance sheet.

Note 4 — Related Party Transactions
Founder Shares
On September 10, 2020, the Sponsor paid $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 11,500,000 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). On October 16, 2020, the Sponsor effected a surrender of 2,875,000 Founder Shares to the Company for no consideration. On October 21, 2020, the Sponsor effected a surrender of an additional 1,437,500 Founder Shares to the Company, for no consideration, resulting in a decrease in the total number of Class B ordinary shares outstanding to 7,187,500 shares. All share and per share amounts have been retroactively restated for the share surrenders. The Sponsor agreed to forfeit up to 937,500 Founder Shares to the extent that the over-allotment
option was not exercised in full by the underwriters. The forfeiture was to be adjusted to the extent that the over-allotment
option was not exercised in full by the underwriters so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares, excluding the Private Placement Shares (as defined below), after the Initial Public Offering. On November 10, 2020, the underwriters partially exercised the
over-allotment
 option and purchased an additional 916,900 Units, and on December 7, 2020, as a result of the remaining over-allotment option expiring unexercised, 708,275 Founder Shares were forfeited resulting in 6,479,225 Founder Shares issued and outstanding.
The Sponsor and management team agreed, subject to limited exceptions, not to transfer, assign or sell (i) any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Private Placement Units
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 800,000 Private Placement Units at a price of $10.00 per Private Placement Unit, generating total gross proceeds of $8.0 million. If the over-allotment option is exercised, the Sponsor will purchase an additional amount of up to 75,000 Private Placement Units at a price of $10.00 per Private Placement Unit. The Private Placement Units (including the Private Placement Shares, the Private Placement Warrants (as defined below) and Class A ordinary shares issuable upon exercise of such warrants) will not be transferable or salable until 30 days after the completion of the initial Business Combination. On November 10, 2020, simultaneously with the sale of the
Over-Allotment
Units, the Company consummated a private sale of an additional 18,338 Private Placement Units the Sponsor, generating gross proceeds of $183,380.
Each Private Placement Unit consists of one Class A ordinary share (“Private Placement Shares”), and one-third
of one redeemable warrant (each, a “Private Placement Warrant”). Each whole Private Placement Warrant underlying the Private Placement Units is exercisable for one whole Class A ordinary share at a price of $11.50 per share. Certain proceeds from the Private Placement Units were added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Units and the underlying securities will expire worthless. The Private Placement Units will be non-redeemable
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees. The Private Placement Warrants will be non-redeemable (except as described in Note 6 below under “Redemption of warrants for Class A ordinary shares when the price per Class A ordinary share equals or exceeds $10.00”) and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the

Company’s

officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lenders’ discretion, up to $
1.5
 million of such Working Capital Loans may be convertible into units, at the price of $
10.00
per unit at the option of the lender. Such units would be identical to the Private Placement Units. As of June
30
,
2021
and December
31
,
2020
, the Company had no outstanding borrowings under the Working Capital Loans.
Administrative Support Agreement
Commencing on the effective date of the Company’s Initial Public Offering, the Company agreed to pay its Sponsor or an affiliate of its Sponsor a total of up to
 $10,000
per month for office space, secretarial and administrative support services. Upon completion of a Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.
As of June 30, 2021 and for the six month period then ended, the Company incurred and accrued
$60,000
in fees. These expenses are included in “general and administrative expenses – related party” on the condensed statement of operations and in due to related party on the condensed balance sheets.
Consulting and Advisory Services Agreements
Commencing on the effective date of the Company’s Initial Public Offering, the Company agreed to pay Cerberus Operations and Advisory Company, LLC (“COAC”) and Cerberus Technology Solutions, LLC (“CTS”) certain fees and direct and allocable compensation costs, as well as reimbursement for any out-of-pocket expenses, to the extent that COAC or CTS provide advisory services to the Company prior to the completion of a Business Combination. As of June 30, 2021 and for the six month period then ended, the Company has accrued and incurred
 $0.6
million in fees, respectively. These expenses are included in “general and administrative expenses – related party” on the condensed statement of operations and in due to related party on the condensed balance sheets.